Form N-1A Cover	Aug. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Wedbush Series Trust
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 21, 2026
Prospectus Date	Jun. 03, 2025